Prepaids, Deposits and Receivables (Tables)	9 Months Ended
Sep. 30, 2024
Prepaids, deposits and receivables [abstract]
Summary of Prepaids, Deposits and Receivables

	September 30, 2024	December 31, 2023
	$	$
Prepaids and deposits	5,711	5,872
Receivables	151	2,922
Interest receivable	1,996	1,573
	7,858	10,367